Operating Leases - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating right of use assets	$ 110,779	$ 117,769	$ 18,344
Operating lease liabilities, current portion	8,346	6,879	2,017
Operating lease liabilities, net of current portion	115,084	121,491	16,201
Operating lease liabilities	$ 123,430	$ 128,370	$ 18,218